Share based compensation - Activities of options (Details) - 2021 Option Plan - $ / shares	1 Months Ended	5 Months Ended	12 Months Ended
	Jul. 31, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of options
Outstanding at the beginning			13,281,043
Granted		13,575,733	2,354,744		13,575,733
Forfeited			(2,782,423)	(294,690)
Outstanding at the end		13,281,043	12,853,364	13,281,043
Vested and expected to vest as of December 31, 2021		12,853,364		12,853,364
Exercisable as of December 31, 2021			6,843,970
Weighted Average Exercise Price
Outstanding at the beginning			$ 9.70
Granted	$ 9.70		9.70		$ 9.70
Forfeited			9.70	$ 9.70
Outstanding at the end		$ 9.70	9.70	9.70
Vested and expected to vest as of December 31, 2021		9.70		9.70
Exercisable as of December 31, 2021			9.70
Weighted Average Fair value at grant date
Outstanding at the beginning			2.92
Granted			3.39		$ 2.92
Forfeited			2.31	2.92
Outstanding at the end		2.92	3.14	2.92
Vested and expected to vest as of December 31, 2021		$ 3.14		$ 3.14
Exercisable as of December 31, 2021			$ 2.92
Weighted remaining contractual years
Vested and expected to vest as of December 31, 2021				8 years 9 months 4 days
Exercisable as of December 31, 2021			8 years 9 months 4 days